Commitments	12 Months Ended
Dec. 31, 2025
Commitments [Abstract]
Commitments
28.	Commitments

The future aggregate minimum lease payments under short-term leases exempted to be recognized as lease liabilities are as follows:

	Year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000

Within one year	4,618	97	26